INCOME TAXES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Taxes Details 1
Book Income	$ (8,157,500)	$ (26,199)
Related Party Accruals	(17,400)
Contributed Services	15,805	11,602
Other Nondeductible Expenses	8,157,927
State Taxes	(200)
Valuation allowance	1,368	14,597
Total